Loans receivable, net (Loans Receivable Maturity Due) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans receivable, net
2023	$ 8,380
2024	4,165
2025 and thereafter	5
Total loans receivable, net	$ 12,550	$ 10,636